Note 7 - Related Party Transactions (Details Textual)					1 Months Ended				12 Months Ended
	Oct. 13, 2023 USD ($)	Apr. 18, 2022 USD ($)	Jan. 01, 2022 EUR (€)	Jan. 01, 2011	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018
Related Party Transaction, Agreement Term (Year)				5 years											5 years		5 years
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation			€ 720		$ 842							€ 810		€ 775
Foreign Currency Exchange Rate, Translation											1.04
Payments to Acquire Vessel											$ 1,540,654		$ 65,286,558		$ 37,786,324
Related Party [Member]
Notes and Loans Payable											181,014		577,542
Eurochart [Member] | M/V Maria, M/V Christos K and M/V Yannis Pittas [Member]
Related Party Transaction, Amounts of Transaction						$ 650,000
Eurochart [Member] | M/V Molyvos Luck [Member]
Payments to Acquire Vessel								$ 210,000
Eurochart [Member] | M/V Santa Cruz [Member]
Related Party Transaction, Amounts of Transaction		$ 157,500
Sentinel [Member]
Related Party Transaction, Commission on Premium, Maximum, Percentage																5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction per Crew Member per Month																$ 50
Ergina Shipping Ltd. [Member]
Related Party Contract, Annual Proceeds	$ 15,000
Related Party Management Fees [Member]
Vessel Management Fees											4,209,166		3,281,361		2,968,073
Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction											1,400,000		1,350,000		1,250,000
Additional Special Bonus [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction											0				210,000
Executive Management Services [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction											1,400,000		1,350,000		1,460,000
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage																1.00%
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction											799,997		630,433		932,123
Related Party Transaction, Commission, Percentage																1.25%
Commission of Purchase Price Paid by Seller of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage																1.00%
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction															96,750
Related Party Transaction, Commission, Percentage						1.00%	1.00%
Crew Fees [Member] | Sentinel [Member]
Related Party Transaction, Amounts of Transaction											90,768		63,237		69,205
Crew Fees [Member] | Technomar [Member]
Related Party Transaction, Amounts of Transaction											181,515		$ 128,418		$ 138,397
Payments From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	4,600										$ 15,000
Lump Sum Payment From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	$ 110,000
Forecast [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation									$ 874	€ 840
Forecast [Member] | Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction									$ 1,440,000